Non-current liabilities	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Non-current liabilities [Text Block]
8.	Non-current liabilities

(a)

Trillium is indebted to the Federal Economic Development Agency for Southern Ontario under a non-interest bearing contribution agreement and is making monthly repayments of $10 through November 2019. As at December 31, 2017 and 2016, the balance repayable was $211 and $335, respectively. The loan payable was discounted using an estimated market interest rate of 15%. Interest expense accretes on the discounted loan amount until it reaches its face value at maturity.

(b)

As at December 31, 2017 and 2016, the Company had a deferred lease inducement of $407 and $438 respectively, for a facility lease. The inducement benefit is being recognized over the expected term of the lease.

(c)

As at December 31, 2017 and 2016, the Company had a long-term liability of $801 and $1,959, respectively, related to contingent consideration on the acquisition of Fluorinov. For the year ended December 31, 2017, the remeasurement of the fair value of the contingent consideration recognized an increase in the time estimate and increased risk of reaching the potential milestones, resulting in a net expense reduction of $1,158 which is included in research and development expenses.

The current portions of the loan payable and deferred lease inducement are included in other current liabilities in the condensed consolidated statements of financial position.